PAINEWEBBER GLOBAL INCOME FUND
PERFORMANCE RESULTS
                 (UNAUDITED)

                     NET ASSET VALUE              TOTAL RETURN/1/
                -------------------------- -----------------------------
                04/30/97 10/31/96 04/30/96   12 MONTHS       6 MONTHS
                                           ENDED 04/30/97 ENDED 04/30/97
------------------------------------------------------------------------
Class A Shares   $10.09   $10.46   $10.24       5.39%         (0.25)%
------------------------------------------------------------------------
Class B Shares    10.07    10.44    10.21       4.70          (0.63)
------------------------------------------------------------------------
Class C Shares    10.09    10.45    10.23       4.96          (0.41)
------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                         NET ASSET VALUE
                     ----------------------- CAPITAL GAINS DIVIDENDS PAID FROM   TOTAL
PERIOD COVERED       BEGINNING        ENDING  DISTRIBUTED    PAID     CAPITAL   RETURN/1/
-----------------------------------------------------------------------------------------
07/01/91 - 12/31/91   $10.40          $11.05    $0.0100     $0.4800     --        11.11%
-----------------------------------------------------------------------------------------
1992                   11.05           10.42     0.1644      0.6029     --         1.22
-----------------------------------------------------------------------------------------
1993                   10.42           10.97     0.1445      0.7486     --        14.16
-----------------------------------------------------------------------------------------
1994                   10.97            9.90     0.0009      0.3213   $0.3178     (3.89)
-----------------------------------------------------------------------------------------
1995                    9.90           10.44      --         0.7325     --        13.20
-----------------------------------------------------------------------------------------
1996                   10.44           10.44      --         0.7113     --         7.13
-----------------------------------------------------------------------------------------
01/01/97 - 04/30/97    10.44           10.09      --         0.2294     --        (1.16)
-----------------------------------------------------------------------------------------
                               Totals:          $0.3198     $3.8260   $0.3178
-----------------------------------------------------------------------------------------
                                                 CUMULATIVE TOTAL RETURN AS OF
                                                                     04/30/97:    47.92%
-----------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES
                         NET ASSET VALUE
                     ----------------------- CAPITAL GAINS DIVIDENDS PAID FROM   TOTAL
PERIOD COVERED       BEGINNING        ENDING  DISTRIBUTED    PAID     CAPITAL  RETURN/1/
-----------------------------------------------------------------------------------------
03/20/87 - 12/31/87   $10.00          $10.86    $0.1800     $0.6647     --        17.58%
-----------------------------------------------------------------------------------------
1988                   10.86           10.64     0.1489      1.3436     --        12.15
-----------------------------------------------------------------------------------------
1989                   10.64           10.25      --         0.9200     --         5.44
-----------------------------------------------------------------------------------------
1990                   10.25           10.87      --         1.1300     --        17.72
-----------------------------------------------------------------------------------------
1991                   10.87           11.05     0.0100      0.7300     --        10.75
-----------------------------------------------------------------------------------------
1992                   11.05           10.41     0.1644      0.5214     --         0.38
-----------------------------------------------------------------------------------------
1993                   10.41           10.96     0.1445      0.6689     --        13.36
-----------------------------------------------------------------------------------------
1994                   10.96            9.87     0.0009      0.2852   $0.2810     (4.77)
-----------------------------------------------------------------------------------------
1995                    9.87           10.41      --         0.6538     --        12.39
-----------------------------------------------------------------------------------------
1996                   10.41           10.41      --         0.6336     --         6.34
-----------------------------------------------------------------------------------------
01/01/97 - 04/30/97    10.41           10.07      --         0.2033     --        (1.32)
-----------------------------------------------------------------------------------------
                               Totals:          $0.6487     $7.7545   $0.2810
-----------------------------------------------------------------------------------------
                                                 CUMULATIVE TOTAL RETURN AS OF
                                                                     04/30/97:   139.31%
-----------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES
                         NET ASSET VALUE
                     ----------------------- CAPITAL GAINS DIVIDENDS PAID FROM   TOTAL
PERIOD COVERED       BEGINNING        ENDING  DISTRIBUTED    PAID     CAPITAL  RETURN/1/
-----------------------------------------------------------------------------------------
07/02/92 - 12/31/92   $10.94          $10.42    $0.1644     $0.3744     --         0.10%
-----------------------------------------------------------------------------------------
1993                   10.42           10.97     0.1445      0.6973     --        13.64
-----------------------------------------------------------------------------------------
1994                   10.97            9.89     0.0009      0.2978   $0.2938     (4.43)
-----------------------------------------------------------------------------------------
1995                    9.89           10.42      --         0.6801     --        12.54
-----------------------------------------------------------------------------------------
1996                   10.42           10.43      --         0.6592     --         6.70
-----------------------------------------------------------------------------------------
01/01/97 - 04/30/97    10.43           10.09      --         0.2122     --        (1.23)
-----------------------------------------------------------------------------------------
                               Totals:          $0.3098     $2.9210   $0.2938
-----------------------------------------------------------------------------------------
                                                 CUMULATIVE TOTAL RETURN AS OF
                                                                     04/30/97:    28.93%
-----------------------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.
NOTE: THE FUND OFFERS CLASS Y SHARES TO THE TRUSTEES OF THE PAINEWEBBER SAVINGS
  INVESTMENT PLAN AND INSIGHT INVESTMENT ADVISORY PROGRAM PARTICIPANTS. FOR THE SIX MONTHS ENDED APRIL 30, 1997 AND SINCE INCEPTION, AUGUST 26, 1991, THROUGH APRIL 30, 1997, CLASS Y SHARES HAD A TOTAL RETURN OF (0.30)% AND 48.48%, RESPECTIVELY. CLASS Y SHARES DO NOT HAVE INITIAL OR CONTINGENT DEFERRED SALES CHARGES OR ONGOING DISTRIBUTION AND SERVICE FEES.
THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER GLOBAL INCOME FUND
PORTFOLIO OF INVESTMENTS                              APRIL 30, 1997 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                     MATURITY           INTEREST
   (000)*                                      DATES              RATES           VALUE
 -----------                            -------------------- ----------------  ------------
LONG-TERM DEBT SECURITIES -- 88.15%

 AUSTRALIA -- 5.26%
             New South Wales Treasury
      17,100  Corporation............         12/01/01            12.000%      $ 15,725,945
             Queensland Treasury
              Corporation Global
      27,758  Issue..................   08/14/01 to 08/15/01 8.000 to 12.000     24,119,257
                                                                               ------------
                                                                                 39,845,202
                                                                               ------------
 CANADA -- 4.68%
      10,585 Government of Canada....         09/01/01            7.000           7,887,502
      49,738 Ontario Hydro Global....   04/11/08 to 04/11/11 10.410 to 10.460@   14,112,097
 US$  14,461 Province of Ontario.....         02/21/06            6.000          13,405,781
                                                                               ------------
                                                                                 35,405,380
                                                                               ------------
 CHILE -- 1.11%
             Empresa Nacional de
 US$   8,500  Electricidad, S.A. ....         02/01/37            7.325           8,372,500
                                                                               ------------
 DENMARK -- 1.89%
      84,980 Government of Denmark...         05/15/03            8.000          14,300,679
                                                                               ------------
 GERMANY -- 5.50%
             Federal Republic of
      63,570  Germany................   07/22/02 to 11/11/04  7.500 to 8.000     41,657,179
                                                                               ------------
 HUNGARY -- 1.30%
   1,767,500 Government of Hungary...   05/17/98 to 04/12/99 16.500 to 23.500     9,829,117
                                                                               ------------
 ITALY -- 9.04%
 110,045,000 Republic of Italy(1)....   07/15/98 to 04/01/04 8.500 to 12.000     68,397,451
                                                                               ------------
 NEW ZEALAND -- 5.93%
             Government of New
      61,346  Zealand(1).............   02/15/00 to 03/15/02 6.500 to 10.000     44,872,671
                                                                               ------------
 POLAND -- 1.87%
             Republic of Poland,
 US$   7,275  DISC...................         10/27/24            6.938           7,070,427
 US$   8,730 Republic of Poland, PDI.         10/27/14            4.000#          7,104,038
                                                                               ------------
                                                                                 14,174,465
                                                                               ------------
 SPAIN -- 2.99%
   2,951,020 Government of Spain.....   04/30/99 to 03/25/00 9.400 to 12.250     22,663,641
                                                                               ------------
 UNITED KINGDOM -- 7.02%
      29,954 United Kingdom Gilt.....   09/30/98 to 12/07/15 7.500 to 15.500     53,121,035
                                                                               ------------
 UNITED STATES -- 41.56%
      16,000 Clorox Corporation......         07/15/01            8.800          17,080,672
             Ford Motor Credit
      15,000  Corporation............         07/01/01            9.500          16,328,985
      20,257 U.S. Treasury Bonds(1)..   11/15/26 to 02/15/27  6.500 to 6.625     19,214,738
     263,026 U.S. Treasury Notes(1)..   05/31/98 to 07/15/06  5.625 to 7.000    261,981,929
                                                                               ------------
                                                                                314,606,324
                                                                               ------------
 Total Long-Term Debt Securities
 (cost -- $679,049,821)...............                                          667,245,644
                                                                               ------------

PAINEWEBBER GLOBAL INCOME FUND

  PRINCIPAL
   AMOUNT                                     MATURITY           INTEREST
   (000)*                                      DATES               RATES          VALUE
 -----------                            -------------------- ----------------- ------------
SHORT-TERM DEBT SECURITIES -- 6.07%
 HUNGARY -- 0.41%
     546,000 Government of Hungary...         03/21/98            24.000%      $  3,080,862
                                                                               ------------
 IRELAND -- 0.61%
       3,000 Republic of Ireland.....         11/15/97            11.500          4,621,022
                                                                               ------------
 POLAND -- 1.98%
             Republic of Poland
      51,840  Treasury Bills.........   05/14/97 to 04/02/98 19.400 to 21.650@   15,014,354
                                                                               ------------
 UNITED STATES -- 3.07%
             The Chase Manhattan
      18,000  Corporation............         12/01/97             7.500         18,141,282
       5,000 U.S. Treasury Bills(1)..         05/29/97             5.000@         4,980,554
                                                                               ------------
                                                                                 23,121,836
                                                                               ------------
 Total Short-Term Debt Securities
 (cost -- $48,472,833)................                                           45,838,074
                                                                               ------------
REPURCHASE AGREEMENTS -- 6.59%
      29,000 Repurchase agreement
              dated 04/30/97 with
              Citicorp Securities,
              collateralized by
              $29,040,000 U.S.
              Treasury Bonds, 7.125%
              due 02/15/23; proceeds;
              $29,004,350............         05/01/97             5.400         29,000,000
      20,917 Repurchase agreement
              dated 04/30/97 with
              First Chicago Capital
              Markets, Inc.,
              collateralized by
              $21,235,000 U.S.
              Treasury Notes, 6.000%
              due 08/15/99; proceeds:
              $20,920,123............         05/01/97             5.375         20,917,000
                                                                               ------------
 Total Repurchase Agreements (cost --
  $49,917,000)........................                                           49,917,000
                                                                               ------------
   NUMBER
  OF SHARES
    (000)
 -----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED -- 9.19%
 MONEY MARKET FUNDS -- 9.19%
      34,709 Liquid Assets Portfolio.                                            34,709,296
         152 Prime Portfolio.........                                               151,593
      34,728 TempFund Portfolio......                                            34,728,022
                                                                               ------------
 Total Investment of Cash Collateral
 for Securities Loaned (cost --
  $69,588,911)........................                                           69,588,911
                                                                               ------------
 Total Investments (cost --
  $847,028,565) -- 110.00%............                                          832,589,629
 Liabilities in excess of assets --
  (10.00%)............................                                          (75,664,910)
                                                                               ------------
 Net Assets -- 100.00%................                                         $756,924,719
                                                                               ============

-------

NOTE:THE PORTFOLIO OF INVESTMENTS IS LISTED BY THE ISSUER'S COUNTRY OF ORIGIN *IN LOCAL CURRENCY UNLESS OTHERWISE INDICATED
@YIELD TO MATURITY
(1)SECURITY, OR PORTION THEREOF, WAS ON LOAN AT APRIL 30, 1997
#REFLECTS RATE AT APRIL 30, 1997 ON STEP COUPON RATE INSTRUMENTS
DISCDISCOUNT BOND
PDIPAST DUE INTEREST BOND

PAINEWEBBER GLOBAL INCOME FUND
FORWARD FOREIGN CURRENCY CONTRACTS

                                                                               UNREALIZED
                          CONTRACT TO     IN EXCHANGE         MATURITY        APPRECIATION
                            DELIVER           FOR              DATES         (DEPRECIATION)
                         -------------- --------------- -------------------- --------------
Australian Dollars......     20,365,000 US$  15,890,810       07/10/97          $    20,036
Australian Dollars......     14,598,000 US$  11,094,480       05/13/97             (287,859)
Australian Dollars......     11,600,000 US$   9,021,320       06/30/97              (20,114)
Belgian Francs..........    634,112,770 US$  20,790,583       09/30/97            3,051,941
Belgian Francs..........    610,000,000 US$  19,871,001       07/14/97            2,806,889
British Pounds..........     10,750,500 US$  17,438,924       05/12/97               19,342
British Pounds..........      9,000,000 US$  14,680,260       05/30/97               98,891
Canadian Dollars........     11,495,000 US$   8,267,881       07/23/97               (5,618)
German Deutschemarks....     34,357,291 US$  20,987,960       05/05/97            1,156,912
German Deutschemarks....     25,625,869 US$  16,186,338 05/05/97 to 01/21/98      1,395,071
German Deutschemarks....     10,822,500 US$   6,658,402       05/05/97              411,649
Italian Lira............ 34,141,344,000 US$  19,992,589       05/12/97               73,938
Italian Lira............ 24,860,000,000 US$  14,576,883       05/28/97               77,545
Italian Lira............  7,564,000,000 US$   4,395,247       06/30/97              (11,001)
New Zealand Dollars.....     22,920,000 US$  16,044,000       06/12/97              191,406
New Zealand Dollars.....     20,555,000 US$  14,148,830 05/19/97 to 05/30/97        (83,611)
New Zealand Dollars.....      5,055,000 US$   3,528,390       06/10/97               31,783
Spanish Pesetas.........  3,159,395,910 US$  22,668,934 05/20/97 to 02/10/98      1,049,883
U.S. Dollars............     19,879,213 BFR 610,000,000       07/14/97           (2,815,101)
U.S. Dollars............     19,136,890 BFR 634,112,770       09/30/97           (1,398,248)
U.S. Dollars............     27,061,694 DEM  45,179,791       05/05/97             (983,893)
U.S. Dollars............     15,486,224 DEM  25,625,869 05/05/97 to 01/21/98       (694,957)
U.S. Dollars............      2,698,421 ESP 382,878,890       05/20/97              (78,254)
U.S. Dollars............     13,335,861 GBP   8,225,282 05/12/97 to 05/30/97         (5,961)
                                                                                -----------
                                                                                $ 4,000,669
                                                                                ===========

-------

CURRENCY TYPE ABBREVIATIONS:
BFR - BELGIAN FRANCS
DEM - GERMAN DEUTSCHEMARKS
ESP - SPANISH PESETAS
GBP - BRITISH POUNDS


INVESTMENTS BY TYPE OF ISSUER

                                                    PERCENT OF NET ASSETS
                                                    -------------------------
                                                    LONG-TERM     SHORT-TERM
                                                    ----------    -----------
Government and other public issuers................        80.77%         3.67%
Repurchase agreements..............................       --              6.59
Bank and other financial institutions..............         4.41          2.40
Money market funds.................................       --              9.19
Other..............................................         2.97        --
                                                      ----------    ----------
                                                           88.15%        21.85%
                                                      ==========    ==========

                 See accompanying notes to financial statements

PAINEWEBBER GLOBAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES                APRIL 30, 1997    (UNAUDITED)

ASSETS
Investments in securities, at value (cost -- $847,028,565)....... $832,589,629
Interest receivable..............................................   15,865,393
Unrealized appreciation on forward foreign currency contracts....   10,385,286
Receivable for shares of beneficial interest sold................       60,815
Other assets.....................................................      275,320
                                                                  ------------
Total assets.....................................................  859,176,443
                                                                  ------------
LIABILITIES
Collateral for securities loaned.................................   69,588,911
Payable for investments and foreign currency purchased...........   19,247,282
Unrealized depreciation on forward foreign currency contracts....    6,384,617
Payable for shares of beneficial interest repurchased............    3,936,331
Due to custodian.................................................      948,183
Payable to affiliate.............................................      767,024
Accrued expenses and other liabilities...........................    1,379,376
                                                                  ------------
Total liabilities................................................  102,251,724
                                                                  ------------
NET ASSETS
Beneficial interest -- $0.001 par value (unlimited amount
 authorized).....................................................  806,888,832
Distributions in excess of net investment income.................   (6,190,288)
Accumulated net realized losses from investment transactions.....  (32,972,058)
Net unrealized depreciation of investments, other assets,
 liabilities and forward contracts denominated in foreign
 currencies......................................................  (10,801,767)
                                                                  ------------
Net assets....................................................... $756,924,719
                                                                  ============
CLASS A:
Net assets....................................................... $532,586,602
                                                                  ------------
Shares outstanding...............................................   52,775,331
                                                                  ------------
Net asset value and redemption value per share...................       $10.09
                                                                        ======
Maximum offering price per share (net asset value plus sales
 charge of 4.00% of offering price)..............................       $10.51
                                                                        ======
CLASS B:
Net assets....................................................... $170,522,972
                                                                  ------------
Shares outstanding...............................................   16,938,804
                                                                  ------------
Net asset value and offering price per share.....................       $10.07
                                                                        ======
CLASS C:
Net assets....................................................... $ 42,571,737
                                                                  ------------
Shares outstanding...............................................    4,220,492
                                                                  ------------
Net asset value and offering price per share.....................       $10.09
                                                                        ======
CLASS Y:
Net assets....................................................... $ 11,243,408
                                                                  ------------
Shares outstanding...............................................    1,112,667
                                                                  ------------
Net asset value, offering price and redemption value per share...       $10.10
                                                                        ======

                 See accompanying notes to financial statements

PAINEWEBBER GLOBAL INCOME FUND
STATEMENT OF OPERATIONS

                                                                   FOR THE SIX
                                                                   MONTHS ENDED
                                                                  APRIL 30, 1997
                                                                   (UNAUDITED)
                                                                  --------------
INVESTMENT INCOME:
Interest (net of foreign withholding taxes)......................  $ 32,660,152
                                                                   ------------
EXPENSES:
Investment advisory and administration fees......................     3,095,156
Service fees--Class A............................................       682,173
Service and distribution fees--Class B...........................     1,158,545
Service and distribution fees--Class C...........................       176,352
Transfer agency and service fees.................................       424,599
Custody and accounting...........................................       296,128
Reports and notices to shareholders..............................       292,706
Legal and audit .................................................       163,117
State registration fees..........................................        47,559
Trustees' fees...................................................        11,875
Other expenses...................................................        74,598
                                                                   ------------
                                                                      6,422,808
                                                                   ------------
Net investment income............................................    26,237,344
                                                                   ------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVI-
 TIES:
Net realized gains (losses) from:
 Investment transactions.........................................     2,104,104
 Foreign currency transactions...................................    (8,447,673)
Net change in unrealized appreciation/depreciation of:
 Investments.....................................................   (27,916,719)
 Other assets, liabilities and forward contracts denominated in
  foreign currencies.............................................     5,410,171
                                                                   ------------
NET REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES....   (28,850,117)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.............  $ (2,612,773)
                                                                   ============



                 See accompanying notes to financial statements

PAINEWEBBER GLOBAL INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                   FOR THE SIX
                                                   MONTHS ENDED    FOR THE YEAR
                                                  APRIL 30, 1997      ENDED
                                                   (UNAUDITED)   OCTOBER 31, 1996
                                                  -------------- ----------------
FROM OPERATIONS:
Net investment income...........................   $ 26,237,344   $   69,861,996
Net realized gains from investment transactions.      2,104,104       16,169,953
Net realized gains (losses) from foreign
 currency transactions..........................     (8,447,673)       1,471,764
Net change in unrealized
 appreciation/depreciation of:
 Investments....................................    (27,916,719)      (8,780,320)
 Other assets, liabilities and forward contracts
  denominated in foreign currencies.............      5,410,171        4,285,697
                                                   ------------   --------------
Net increase (decrease) in net assets resulting
 from operations................................     (2,612,773)      83,009,090
                                                   ------------   --------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Class A..................    (18,532,434)     (42,572,977)
Net investment income--Class B..................     (6,877,843)     (26,087,043)
Net investment income--Class C..................     (1,468,431)      (3,931,619)
Net investment income--Class Y..................       (429,743)      (1,138,899)
                                                   ------------   --------------
                                                    (27,308,451)     (73,730,538)
                                                   ------------   --------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares............     25,680,459       15,262,782
Cost of shares repurchased......................   (177,722,711)    (385,467,944)
Proceeds from dividends reinvested..............     17,373,389       46,943,399
                                                   ------------   --------------
Net decrease in net assets from beneficial
 interest transactions..........................   (134,668,863)    (323,261,763)
                                                   ------------   --------------
Net decrease in net assets......................   (164,590,087)    (313,983,211)
NET ASSETS:
Beginning of period.............................    921,514,806    1,235,498,017
                                                   ------------   --------------
End of period ..................................   $756,924,719   $  921,514,806
                                                   ============   ==============



                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS
                         (UNAUDITED)
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
 PaineWebber Investment Series ("Trust") was organized under Massachusetts law by a Declaration of Trust dated December 22, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company.
 Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structure, ongoing serv-ice and/or distribution charges, if any, and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal rights as to voting privileges, ex-cept that Class A, Class B and Class C shares have exclusive voting rights with respect to their service and/or distribution plan.
 The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assump-tions that affect the reported amounts and disclosures in the financial state-ments. Actual results could differ from those estimates. The following is a summary of significant accounting policies:
 Valuation of Investments--Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment advisor, administrator and distributor of the Fund. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last available sales price, or last bid price available if no sales occur on Nasdaq prior to the time of valuation; other OTC securities are valued at the last bid price available in the OTC market prior to the time of valuation (other than short-term investments that mature in sixty days or less). The am-ortized cost method of valuation generally is used to value short-term debt in-struments with sixty days or less remaining to maturity. Securities and assets for which market quotations are not readily available (including restricted se-curities subject to limitations as to their sale) are valued at fair value as determined in good faith by a management committee under the direction of the Trust's board of trustees. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custo-dian.
 Foreign currency exchange rates are generally determined prior to the close of regular trading on the New York Stock Exchange ("NYSE"). Occasionally events affecting the value of foreign investments and such exchange rates occur be-tween the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value on that day. If events occur materially affecting the value of such securities or cur-rency exchange rates during such time period, the

NOTES TO FINANCIAL STATEMENTS
                         (UNAUDITED)
securities will be valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.
 Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including ac-crued interest, is at least equal to the repurchase price. In the event of de-fault of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under cer-tain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.
 Investment Transactions and Investment Income--Investment transactions are re-corded on the trade date. Realized gains and losses from sales of investments and foreign exchange transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted as adjustments to interest income and the identified cost of investments.
 Income, expenses (excluding class-specific expenses) and realized/unrealized gains and losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of divi-dend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class specific expenses are charged directly to the applicable class of shares.
 Foreign Currency Translation--The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (1) Market value of investment securities, other assets and liabilities--at the exchange rates prevailing at the end of the period; and
(2) Purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.
 Although the net assets and the market values of the Fund are presented at the foreign exchange rates at the end of the period, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income in accordance with federal income tax regu-lations.
 Forward Foreign Currency Contracts--The Fund may enter into forward foreign currency exchange contracts ("forward contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund may also use forward currency contracts to attempt to enhance income.
 The Fund has no specific limitation on the percentage of assets which may be committed to such contracts. The Fund may enter into forward contracts or main-tain a net exposure to forward contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of

NOTES TO FINANCIAL STATEMENTS
                         (UNAUDITED)
foreign currency in excess of the value of the position being hedged by such contracts or (2) the Fund maintains cash or liquid securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked-to-market daily.
 Risks may arise with respect to entering into forward contracts from the po-tential inability of counterparties to meet the terms of their forward con-tracts and from unanticipated movements in the value of foreign currencies rel-ative to the U.S. dollar.
 Fluctuations in the value of forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Realized gains and losses include net gains and losses recognized by the Fund on contracts which have matured.
 Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differ-ences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
CONCENTRATION OF RISK
 Investing in securities of foreign issuers and currency transactions may in-volve certain considerations and risks not typically associated with invest-ments in the United States. These risks include revaluation of currencies, ad-verse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific in-dustry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. compa-nies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund is authorized to invest. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political devel-opments particular to specific industry, country or region.
INVESTMENT ADVISER AND ADMINISTRATOR
 The Trust's board of trustees has approved an Investment Advisory and Adminis-tration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser, administrator and distributor of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                         ANNUAL
AVERAGE DAILY NET ASSETS                                                  RATE
------------------------                                                 ------
Up to $500 million...................................................... 0.750%
In excess of $500 million up to $1.0 billion............................ 0.725
In excess of $1.0 billion up to $1.5 billion............................ 0.700
In excess of $1.5 billion up to $2.0 billion............................ 0.675
Over $2.0 billion....................................................... 0.650

NOTES TO FINANCIAL STATEMENTS
                         (UNAUDITED)
 At April 30, 1997, the Fund owed Mitchell Hutchins $467,433 in investment ad-visory and administration fees.
DISTRIBUTION PLANS
 Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under sepa-rate plans of service and/or distribution pertaining to the Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rates of 0.75% and 0.50% of the average daily net assets of Class B and Class C shares, respec-tively. At April 30, 1997, the Fund owed Mitchell Hutchins $279,786 in service and distribution fees.
 Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charge paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the six months ended April 30, 1997, it earned approximately $261,636 in sales charges. SECURITY LENDING
 The Fund may lend up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus ac-crued interest, determined on a daily basis and adjusted accordingly. The Fund may regain record ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lend-ing its securities from interest earned on the cash or U.S. government securi-ties held as collateral, net of fee rebates paid to the borrower plus reason-able administrative and custody fees. The Fund's lending agent is PaineWebber, who received $4,689 as compensation in that capacity from the Fund for the six months ended April 30, 1997.
 As of April 30, 1997, the Fund's custodian held cash and cash equivalents hav-ing an aggregate value of $69,588,911 as collateral for portfolio securities loaned having a market value of $62,925,619.
TRANSFER AGENCY SERVICE FEES
 The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber share-holder account for certain services not provided by the Fund's transfer agent. For these services for the six months ended April 30, 1997, PaineWebber earned $133,221 from the Fund. At April 30, 1997, the Fund owed PaineWebber $19,805 for transfer agency service fees.

NOTES TO FINANCIAL STATEMENTS
                         (UNAUDITED)
INVESTMENTS IN SECURITIES
 For federal income tax purposes, the cost of securities owned at April 30, 1997 was substantially the same as the cost of securities for financial state-ment purposes.
 At April 30, 1997, the components of the net unrealized depreciation of in-vestments were as follows:

Gross appreciation (investments having an excess of value over
 cost).......................................................... $   4,783,844
Gross depreciation (investments having an excess of cost over
 value).........................................................   (19,222,780)
                                                                 -------------
Net unrealized depreciation of investments...................... $(14,438,,936)
                                                                 =============

 For the six months ended April 30, 1997, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Purchases.......................................................... $612,869,121
Sales.............................................................. $590,586,814

FEDERAL TAX STATUS
 The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated in-vestment companies. Accordingly, no provision for federal income taxes is re-quired. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.
 At October 31, 1996, the Fund had a capital loss carryforward of $26,628,489 available as a reduction, to the extent provided in the regulations, of any fu-ture net realized capital gains which expires as follows: $10,874,673 in 2002 and $15,753,816 in 2003. To the extent that such losses are used to offset fu-ture capital gains, it is probable that the gains so offset will not be dis-tributed.

PAINEWEBBER GLOBAL INCOME FUND
SHARES OF BENEFICIAL INTEREST

THERE ARE AN UNLIMITED AMOUNT OF $0.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE AS FOLLOWS:

                           CLASS A                     CLASS B                     CLASS C                 CLASS Y
                  --------------------------  ---------------------------  ------------------------  ---------------------
                    SHARES        AMOUNT         SHARES        AMOUNT        SHARES       AMOUNT      SHARES     AMOUNT
                  -----------  -------------  ------------  -------------  ----------  ------------  --------  -----------
SIX MONTHS ENDED
 APRIL 30, 1997:
Shares sold.....    1,889,838  $  19,662,738       154,417  $   1,590,750     329,454  $  3,378,951   101,061  $ 1,048,020
Shares
 repurchased....   (9,941,799)  (102,283,508)   (5,952,279)   (61,426,248) (1,088,839)  (11,175,320) (275,776)  (2,837,635)
Dividends
 reinvested.....    1,118,079     11,494,054       422,196      4,343,939     108,614     1,117,171    40,603      418,225
Shares converted
 from Class B to
 Class A........    7,140,028     73,742,480    (7,158,281)  (73,742,480)      --           --          --         --
                  -----------  -------------  ------------  -------------  ----------  ------------  --------  -----------
Net increase
 (decrease).....      206,146  $   2,615,764   (12,533,947) $(129,234,039)   (650,771) $ (6,679,198) (134,112) $(1,371,390)
                  ===========  =============  ============  =============  ==========  ============  ========  ===========
YEAR ENDED
 OCTOBER 31,
 1996:
Shares sold.....      489,988  $   5,054,421       574,699  $   5,920,154     257,119  $  2,664,053   157,553  $ 1,624,154
Shares
 repurchased....  (20,920,168)  (215,703,423)  (13,308,674)  (136,726,494) (2,581,113)  (26,608,504) (623,126)  (6,429,523)
Dividends
 reinvested.....    2,543,860     26,172,036     1,623,171     16,661,502     291,533     2,997,099   108,008    1,112,762
Shares converted
 from Class B to
 Class A........    6,382,186     65,618,202    (6,398,780)   (65,618,202)     --           --          --         --
                  -----------  -------------  ------------  -------------  ----------  ------------  --------  -----------
Net decrease....  (11,504,134) $(118,858,764)  (17,509,584) $(179,763,040) (2,032,461) $(20,947,352) (357,565) $(3,692,607)
                  ===========  =============  ============  =============  ==========  ============  ========  ===========

PAINEWEBBER GLOBAL INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                               CLASS A
                     ----------------------------------------------------------------------
                      FOR THE SIX
                      MONTHS ENDED        FOR THE YEARS ENDED OCTOBER 31,
                     APRIL 30, 1997 -------------------------------------------------------
                      (UNAUDITED)     1996       1995         1994       1993        1992
                     -------------- --------   --------     --------   --------    --------
Net asset value,
 beginning of
 period.........          $10.46      $10.35     $ 9.99       $10.97     $10.64      $10.75

                          ------      ------     ------       ------     ------      ------
Net investment
 income.........            0.34@       0.72@      0.77@        0.72       0.59        0.83
Net realized and
 unrealized
 gains (losses)
 from
 investments and
 foreign
 currency.......           (0.36)@      0.13@      0.31@       (1.05)      0.68       (0.12)

                          ------      ------     ------       ------     ------      ------
Net increase
 (decrease) from
 investment
 transactions...           (0.02)       0.85       1.08        (0.33)      1.27        0.71

                          ------      ------     ------       ------     ------      ------
Dividends from
 net investment
 income.........           (0.35)      (0.74)    (0.72)        (0.33)     (0.80)      (0.64)
Distributions
 from net
 realized gains
 from
 investments and
 foreign
 currency
 transactions...           --          --         --           --         (0.14)      (0.18)
Distributions
 from paid in
 capital........           --          --         --           (0.32)     --          --

                          ------      ------     ------       ------     ------      ------
Total dividends
 and
 distributions
 to
 shareholders...           (0.35)      (0.74)     (0.72)       (0.65)     (0.94)      (0.82)

                          ------      ------     ------       ------     ------      ------
Net asset value,
 end of period..          $10.09      $10.46     $10.35       $ 9.99     $10.97      $10.64

                          ======      ======     ======       ======     ======      ======
Total investment
 return(1)......           (0.25)%      8.60%     11.09%       (3.10)%    12.41%       6.70%

                          ======      ======     ======       ======     ======      ======
Ratios/supplemental
 data:
Net assets, end
 of period
 (000's)........        $532,587    $549,932   $663,022     $611,855   $648,853    $107,033
Expenses to
 average net
 assets.........            1.32%*      1.27%      1.24%(2)     1.17%      1.32%**     1.21%
Net investment
 income to
 average net
 assets.........            6.50%*      6.88%      7.47%(2)     6.94%      6.82%**     7.84%
Portfolio
 turnover rate..              80%        126%       113%         108%        90%         92%
                                                 CLASS B
                     ---------------------------------------------------------------------------
                      FOR THE SIX
                      MONTHS ENDED          FOR THE YEARS ENDED OCTOBER 31,
                     APRIL 30, 1997 ------------------------------------------------------------
                      (UNAUDITED)     1996       1995         1994        1993          1992
                     -------------- ---------- ------------ ---------- ------------- -----------
Net asset value,
 beginning of
 period.........          $10.44      $10.31     $ 9.96       $10.95       $10.62        $10.74

                          ------      ------     ------       ------       ------        ------
Net investment
 income.........            0.29@       0.64@      0.69@        0.86         0.78          0.94
Net realized and
 unrealized
 gains (losses)
 from
 investments and
 foreign
 currency.......           (0.35)@      0.15@      0.30@       (1.28)        0.40         (0.32)

                          ------      ------     ------       ------       ------        ------
Net increase
 (decrease) from
 investment
 transactions...           (0.06)       0.79       0.99        (0.42)        1.18          0.62

                          ------      ------     ------       ------       ------        ------
Dividends from
 net investment
 income.........           (0.31)      (0.66)    (0.64)        (0.29)       (0.71)        (0.56)
Distributions
 from net
 realized gains
 from
 investments and
 foreign
 currency
 transactions...           --          --         --           --           (0.14)        (0.18)
Distributions
 from paid in
 capital........           --          --         --           (0.28)      --            --

                          ------      ------     ------       ------       ------        ------
Total dividends
 and
 distributions
 to
 shareholders...           (0.31)      (0.66)     (0.64)       (0.57)       (0.85)        (0.74)

                          ------      ------     ------       ------       ------        ------
Net asset value,
 end of period..          $10.07      $10.44     $10.31       $ 9.96       $10.95        $10.62

                          ======      ======     ======       ======       ======        ======
Total investment
 return(1)......           (0.63)%      7.95%     10.24%       (3.90)%      11.45%         5.93%

                          ======      ======     ======       ======       ======        ======
Ratios/supplemental
 data:
Net assets, end
 of period
 (000's)........        $170,523    $307,577   $484,534     $725,553   $1,188,890    $1,542,255
Expenses to
 average net
 assets.........            2.03%*      1.99%      2.00%(2)     1.94%        2.11%**       1.98%
Net investment
 income to
 average net
 assets.........            5.74%*      6.14%      6.71%(2)     6.05%        5.97%**       7.11%
Portfolio
 turnover rate..              80%        126%       113%         108%          90%           92%

-------
+ COMMENCEMENT OF ISSUANCE OF SHARES
* ANNUALIZED
** INCLUDES 0.15% OF INTEREST EXPENSE RELATED TO THE REVERSE REPURCHASE
   AGREEMENT TRANSACTIONS ENTERED INTO DURING THE FISCAL YEAR
@ CALCULATED USING THE AVERAGE SHARES OUTSTANDING FOR THE PERIOD
(1)TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER FOR CLASS A, CLASS B AND CLASS C SHARES IF SALES CHARGES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.
(2)THESE RATIOS INCLUDE NON-RECURRING ACQUISITION EXPENSES OF 0.04%.

                           CLASS C
-------------------------------------------------------------------------
 FOR THE SIX                                               FOR THE PERIOD
 MONTHS ENDED   FOR THE YEARS ENDED OCTOBER 31,            JULY 2, 1992+
APRIL 30, 1997  ---------------------------------------    TO OCTOBER 31,
 (UNAUDITED)     1996     1995        1994       1993           1992
--------------  -------  -------     -------   --------    --------------
    $10.45       $10.33   $ 9.98      $10.96     $10.64        $10.94

    ------       ------   ------      ------     ------        ------
      0.31@        0.67@    0.71@       0.70       0.68          0.20
     (0.35)@       0.14@    0.31@      (1.09)      0.52         (0.13)

    ------       ------   ------      ------     ------        ------
     (0.04)        0.81     1.02       (0.39)      1.20          0.07

    ------       ------   ------      ------     ------        ------
     (0.32)       (0.69)   (0.67)      (0.30)     (0.74)        (0.21)
      --          --       --          --         (0.14)        (0.16)
      --          --       --          (0.29)     --             --

    ------       ------   ------      ------     ------        ------
     (0.32)       (0.69)   (0.67)      (0.59)     (0.88)        (0.37)

    ------       ------   ------      ------     ------        ------
    $10.09       $10.45   $10.33      $ 9.98     $10.96        $10.64

    ======       ======   ======      ======     ======        ======
    (0.41)%        8.12%   10.49%      (3.56)%    11.64%         0.61%

    ======       ======   ======      ======     ======        ======
   $42,572      $50,928  $71,329     $92,480   $135,847       $36,598
      1.76%*       1.73%    1.75%(2)    1.68%      1.83%**       1.75%*
      6.04%*       6.40%    6.96%(2)    6.34%      6.17%**       7.02%*
        80%         126%     113%        108%        90%           92%
                           CLASS Y
-------------------------------------------------------------------------
 FOR THE SIX
 MONTHS ENDED     FOR THE YEARS ENDED OCTOBER 31,
APRIL 30, 1997 -------------------------------------------------
 (UNAUDITED)    1996     1995        1994      1993       1992
-------------- -------- ----------- --------- ---------- -------
    $10.49      $10.35   $ 9.99      $10.97    $10.64    $10.76

    ------      ------   ------      ------    ------    ------
      0.35@       0.75@    0.78@       0.75      0.71      0.81
     (0.38)@      0.17@    0.32@      (1.06)     0.58     (0.08)

    ------      ------   ------      ------    ------    ------
     (0.03)       0.92     1.10       (0.31)     1.29      0.73

    ------      ------   ------      ------    ------    ------
     (0.36)      (0.78)   (0.74)      (0.34)    (0.82)    (0.67)
      --         --       --          --        (0.14)    (0.18)
      --         --       --          (0.33)    --         --

    ------      ------   ------      ------    ------    ------
     (0.36)      (0.78)   (0.74)      (0.67)    (0.96)    (0.85)

    ------      ------   ------      ------    ------    ------
    $10.10      $10.49   $10.35      $ 9.99    $10.97    $10.64

    ======      ======   ======      ======    ======    ======
    (0.30)%       9.25%   11.39%      (2.86)%   12.60%     6.98%

    ======      ======   ======      ======    ======    ======
   $11,243     $13,077  $16,613     $12,975   $12,043    $7,252
      0.99%*      0.96%    0.95%(2)    0.88%     1.06%**   0.94%
      6.82%*      7.19%    7.77%(2)    7.23%     7.00%**   8.15%
        80%        126%     113%        108%       90%       92%

                                                                              19